UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Katahdin Capital
Address:	 540 Madison Ave, Suite 30A
		 New York, NY 10022
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Mikhail Munenzon
Title:	Chief Compliance Officer
Phone:	(212) 380-4220
Signature,       		Place,         	and Date of Signing
Mikhail Munenzon 		New York	May 12, 2006

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		22
Form 13F Information Table Value Total:		$97,243,000

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE

                                                       VALUE    SHRS OR  SH/ PUT/INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000) PRN AMT  PRN CALLDISCRETION  MANAGERS   SOLE       SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY CORP DEL           COM             017175100      5127    17710 SH            SOLE                  17710       0    0
ALLIANCEBERNSTEIN HLDG L P   UNIT LTD PARTN  01881G106      1183    17861 SH            SOLE                  17861       0    0
BERKSHIRE HATHAWAY INC DEL   CL B            084670207      2205      732 SH            SOLE                    732       0    0
BERKSHIRE HATHAWAY INC DEL   CL A            084670108      1265       14 SH            SOLE                     14       0    0
BRUNSWICK CORP               COM             117043109      7768   199908 SH            SOLE                 199908       0    0
CENVEO INC                   COM             15670S105      5357   323100 SH            SOLE                 323100       0    0
CITIGROUP INC                COM             172967101      4587    97119 SH            SOLE                  97119       0    0
COCA COLA CO                 COM             191216100      9356   223447 SH            SOLE                 223447       0    0
COLGATE PALMOLIVE CO         COM             194162103      8366   146521 SH            SOLE                 146521       0    0
COSTCO WHSL CORP NEW         COM             22160K105      3011    55600 SH            SOLE                  55600       0    0
HEINZ H J CO                 COM             423074103      5027   132562 SH            SOLE                 132562       0    0
HEALTH MGMT ASSOC INC NEW    CL A            421933102      5072   235160 SH            SOLE                 235160       0    0
JETBLUE AWYS CORP            COM             477143101      1424   132800 SH            SOLE                 132800       0    0
MARSH & MCLENNAN COS INC     COM             571748102      3027   103100 SH            SOLE                 103100       0    0
MOHAWK INDS INC              COM             608190104      4407    54600 SH            SOLE                  54600       0    0
PRESTIGE BRANDS              COM             74112D101      3709   304800 SH            SOLE                 304800       0    0
SMUCKER J M CO               COM NEW         832696405      1458    36726 SH            SOLE                  36726       0    0
STREETTRACKS GOLD TR         GOLD SHS        863307104      4985    85800 SH            SOLE                  85800       0    0
TYCO INTL LTD NEW            COM             902124106      1513    56300 SH            SOLE                  56300       0    0
WAL-MART STORES              COM             931142103      9091   192447 SH            SOLE                 192447       0    0
WARNACO GROUP INC            COM NEW         934390402      3306   137740 SH            SOLE                 137740       0    0
WHITE MTNS INS GROUP LTD     COM             G9618E107      5997    10088 SH            SOLE                  10088       0    0


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